LONG TERM INVESTMENTS (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Statement [Line Items]
Fair Value Of Long Term Investments, Begining Balance	$ 934
Net Additions And (warrants Exercised)	457
Fair Value Adjustments For The Period	(34)
Fair Value Adjustments For The Period	355
Fair Value Of Long Term Investments, Ending Balance	1,712
Talisker Resources Ltd [Member] | Common Shares [Member]
Statement [Line Items]
Fair Value Of Long Term Investments, Begining Balance	782
Net Additions And (warrants Exercised)	0
Fair Value Adjustments For The Period	(25)
Fair Value Adjustments For The Period	390
Fair Value Of Long Term Investments, Ending Balance	1,147
Endurance Gold Corp. Common Shares
Statement [Line Items]
Fair Value Of Long Term Investments, Begining Balance	81
Net Additions And (warrants Exercised)	0
Fair Value Adjustments For The Period	(1)
Fair Value Adjustments For The Period	(18)
Fair Value Of Long Term Investments, Ending Balance	62
Silver Wolf Exploration Ltd. [Member] | Common Share [Member]
Statement [Line Items]
Fair Value Of Long Term Investments, Begining Balance	71
Net Additions And (warrants Exercised)	426
Fair Value Adjustments For The Period	(8)
Fair Value Adjustments For The Period	(17)
Fair Value Of Long Term Investments, Ending Balance	472
Silver Wolf Exploration Ltd. Warrants [Member]
Statement [Line Items]
Fair Value Of Long Term Investments, Begining Balance	0
Net Additions And (warrants Exercised)	30
Fair Value Adjustments For The Period	0
Fair Value Adjustments For The Period	0
Fair Value Of Long Term Investments, Ending Balance	30
Other
Statement [Line Items]
Fair Value Of Long Term Investments, Begining Balance	0
Net Additions And (warrants Exercised)	1
Fair Value Adjustments For The Period	0
Fair Value Adjustments For The Period	0
Fair Value Of Long Term Investments, Ending Balance	$ 1